Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Salaries and wages	€ 8,621	€ 5,412
Social security contributions	5,073	4,289
Vacation accrual	3,275	3,889
Withholding taxes on payroll and on others	2,097	2,059
Advance payment from the Parent’s majority shareholder	2,500
Other accounts payable	6,703	6,400
Total	€ 28,269	€ 22,049